RISK AND UNCERTAINTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Maximum potential loss of accounts receivable	$ 747,943	$ 1,360,656	$ 2,131,371
Deposits and other receivables	$ 0	$ 1,749,619
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	22.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customers Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%	13.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | One Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | Single Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	24.00%	28.00%
Cost of Revenues [Member] | Customer Concentration Risk [Member] | Two Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | No Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Vendor [Member]
Concentration Risk [Line Items]
Concentration risk percentage	42.00%	19.00%